Average Annual Total Returns - TransWestern Institutional Short Duration Government Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended	180 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.31%	3.11%	2.21%	1.52%
Bloomberg Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.58%	0.15%	1.59%	2.05%
Blended Benchmark Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.44%	1.68%	1.93%	1.81%
TransWestern Institutional Short Duration Government Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.82%	1.51%	1.70%	1.61%
TransWestern Institutional Short Duration Government Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.28%	0.43%	0.75%	0.74%
TransWestern Institutional Short Duration Government Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.43%	0.68%	0.88%	0.85%

[1]	The Bloomberg Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, it does not reflect any fees or expenses.
[2]	The Bloomberg Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, it does not reflect any fees or expenses.
[3]	The Blended Benchmark Index represents a blend of the Bloomberg Short Treasury Index and the Bloomberg Mortgage Backed Securities Index. The components of the blended benchmark return are weighted monthly and annualized for periods greater than one year. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index.